As filed with the Securities and Exchange Commission on May 11, 2017

Securities Act Registration No. 333-22467

Investment Company Act File No. 811-08073

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 39

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 40

State Farm Variable Product Trust

(Exact name of Registrant as Specified in Charter)

One State Farm Plaza, Bloomington, Illinois	61710-0001
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (888) 702-2307

Alan Goldberg
Joe R. Monk, Jr.	Stradley Ronon Stevens & Young, LLP
One State Farm Plaza	191 North Wacker Drive, Suite 1601
Bloomington, Illinois 61710-0001	Chicago, Illinois 60606

(Names and addresses of agents for service)

Amending Parts A, B and C, and filing exhibits

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to rule 485(b)

☐	on May 1, 2015 pursuant to rule 485(b)

☐	60 days after filing pursuant to rule 485(a)(1)

☐	on pursuant to rule 485(a)(1)

☐	75 days after filing pursuant to rule 485(a)(2)

☐	on pursuant to rule 485(a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, State Farm Variable Product Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule
485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bloomington, and State of Illinois on the 11th day of May 2017.

STATE FARM VARIABLE PRODUCT TRUST

By:	/s/ Joe R. Monk, Jr.
Joe R. Monk, Jr.
Trustee, President and Chairperson of the Board

Pursuant to the Securities Act of 1933, this post-effective amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Joe R. Monk, Jr.	Trustee, President and Chairperson of the Board	May 11, 2017
Joe R. Monk, Jr.

*Paul J. Smith	Trustee, Senior Vice President and Treasurer	May 11, 2017

*Thomas M. Mengler	Trustee	May 11, 2017

*Diane L. Wallace	Trustee	May 11, 2017

*Victor J. Boschini	Trustee	May 11, 2017

*David L. Vance	Trustee	May 11, 2017

*Alan R. Latshaw	Trustee	May 11, 2017

*Anita M. Nagler	Trustee	May 11, 2017

By:	/s/ David Moore
David Moore
Attorney-In-Fact
May 11, 2017

*	Original powers of attorney authorizing David Moore, among others, to execute this Registration Statement, and Amendments thereto, for the trustee of the Registrant on whose behalf this Registration Statement is filed, have been executed and are incorporated by reference from post-effective amendment thirty-eight on Form N-1A, No. 333-22467, filed April 28, 2017.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase